Note 35 - Derivatives - Hedging Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Hedging Derivatives Notional [Member]
Hedging Derivatives - Rates [Line Items]
Hedging Derivatives - USD IBOR	€ 0	€ 12,281